Fees and Expenses	Dec. 31, 2023
Lazard US Equity Concentrated Portfolio
Prospectus [Line Items]
Expense Narrative [Text Block]	The following replaces the table in “Fees and Expenses” in the “Summary Section—Lazard US Equity Concentrated Portfolio—Fees and Expenses” in the Prospectus:
Expenses Restated to Reflect Current [Text]	Restated to reflect current management fees.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	.65%	.65%	.65%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.11%	.13%	.32%
Total Annual Portfolio Operating Expenses	.76%	1.03%	.97%
Fee Waiver and/or Expense Reimbursement[2]	—	—	.21%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.76%	1.03%	.76%

[1]	Restated to reflect current management fees.
[2]	To the extent the Total Annual Portfolio Operating Expenses of the R6 Shares of the Portfolio exceed the Total Annual Portfolio Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), Lazard Asset Management LLC (the “Investment Manager”) has contractually agreed, until May 1, 2025, to bear the expenses of the R6 Shares in the amount of such excess. This expense limitation agreement will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Expense Example Narrative [Text Block]	The following replaces the table in “Example” in the “Summary Section—Lazard US Equity Concentrated Portfolio—Example” in the Prospectus:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Institutional Shares	$78	$254	$445	$997
Open Shares	$105	$339	$591	$1,313
R6 Shares	$78	$299	$538	$1,224

Lazard US Small Cap Equity Select Portfolio
Prospectus [Line Items]
Expense Narrative [Text Block]	The following replaces the table in “Fees and Expenses” in the “Summary Section—Lazard US Small Cap Equity Select Portfolio—Fees and Expenses” in the Prospectus:
Expenses Restated to Reflect Current [Text]	Restated to reflect current expenses.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.50%	.57%	.48%
Total Annual Portfolio Operating Expenses	1.25%	1.57%	1.23%
Fee Waiver and/or Expense Reimbursement[1]	.30%	.37%	.33%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	.95%	1.20%	.90%

[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.20% and .90% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[2]	Restated to reflect current expenses.

Expense Example Narrative [Text Block]	The following replaces the table in “Example” in the “Summary Section—Lazard US Small Cap Equity Select Portfolio—Example” in the Prospectus:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Institutional Shares	$97	$367	$657	$1,485
Open Shares	$122	$459	$820	$1,836
R6 Shares	$92	$358	$644	$1,460